Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

October 20, 2017

Via EDGAR

U.S. Securities and Exchange Commission
 100 F Street, NE
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo WealthBuilder Conservative Allocation Fund, Wells Fargo WealthBuilder Equity Fund, Wells Fargo WealthBuilder Growth Allocation Fund, Wells Fargo WealthBuilder Growth Balanced Fund, and
 Wells Fargo WealthBuilder Moderate Balanced Fund (each a "Fund" together the "Funds"). The interactive data relates to summary information that mirrors each Fund's summary information in its supplement dated October 13, 2017 (SEC Accession No. 0001081400-17-002027). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Fund.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

/s/ Maureen Towle
 Maureen Towle
 Senior Counsel